Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Cochlear Ltd.	29,609	$5,586,244
CSL Ltd.	205,651	43,982,258
Ramsay Health Care Ltd.	83,495	3,939,357
Sonic Healthcare Ltd.	214,339	6,176,275
		59,684,134
Belgium — 0.2%
UCB SA	56,905	5,959,753

Canada — 0.2%
Bausch Health Cos Inc.(a)	139,122	4,082,977
Canopy Growth Corp.(a)	105,992	2,563,440
		6,646,417
China — 0.9%
Wuxi Biologics Cayman Inc., New(a)(b)	1,472,000	26,952,735

Denmark — 2.9%
Ambu A/S, Class B	77,712	2,990,200
Coloplast A/S, Class B	53,525	8,787,905
Genmab A/S(a)	29,560	12,111,988
GN Store Nord A/S.	64,079	5,603,701
Novo Nordisk A/S, Class B	737,963	61,773,856
		91,267,650
France — 2.1%
Eurofins Scientific SE(a)	54,709	6,257,543
Sanofi	519,179	54,546,284
Sartorius Stedim Biotech	10,915	5,165,965
		65,969,792
Germany — 2.0%
Bayer AG, Registered	444,763	27,039,452
Fresenius Medical Care AG & Co. KGaA	91,055	7,566,324
Fresenius SE & Co. KGaA	186,926	9,755,644
Merck KGaA	58,710	11,265,049
Siemens Healthineers AG(b)	127,279	7,803,884
		63,430,353
Ireland — 0.3%
STERIS PLC	44,087	9,095,148

Japan — 5.6%
Astellas Pharma Inc.	841,875	14,671,069
Chugai Pharmaceutical Co. Ltd.	289,200	11,462,900
Daiichi Sankyo Co. Ltd.	827,600	17,853,888
Eisai Co. Ltd.	134,400	13,208,457
Hoya Corp.	167,600	22,168,510
M3 Inc.	193,500	14,098,083
Olympus Corp.	583,600	11,608,341
Ono Pharmaceutical Co. Ltd.	224,500	5,006,390
Otsuka Holdings Co. Ltd.	252,800	10,496,764
Shionogi & Co. Ltd.	127,200	6,629,152
Sysmex Corp.	75,300	8,933,195
Takeda Pharmaceutical Co. Ltd.	712,192	23,901,554
Terumo Corp.	326,800	13,236,210
		173,274,513
Netherlands — 1.1%
Argenx SE(a)(c)	23,158	6,987,124
Koninklijke Philips NV	412,417	20,469,971
QIAGEN NV(a)	104,030	5,028,651
		32,485,746
Security	Shares	Value

South Korea — 0.4%
Celltrion Inc.(a)	45,022	$10,730,306

Spain — 0.1%
Grifols SA	133,062	3,608,225

Switzerland — 9.2%
Alcon Inc.	225,642	15,825,967
Lonza Group AG, Registered	33,705	23,895,378
Novartis AG, Registered	1,116,940	101,894,570
Roche Holding AG, Bearer	12,204	4,963,371
Roche Holding AG, NVS	318,082	119,865,331
Sonova Holding AG, Registered	24,539	9,242,729
Straumann Holding AG, Registered	5,151	8,216,070
Vifor Pharma AG	19,580	2,536,939
		286,440,355
United Kingdom — 4.0%
AstraZeneca PLC	592,944	71,238,739
GlaxoSmithKline PLC	2,268,647	44,599,520
Smith & Nephew PLC	401,463	8,706,618
		124,544,877
United States — 68.5%
Abbott Laboratories	804,057	93,214,328
AbbVie Inc.	798,625	89,957,120
ABIOMED Inc.(a)(c)	20,561	6,417,294
Agilent Technologies Inc.	138,128	20,416,700
Alexion Pharmaceuticals Inc.(a)	99,352	18,251,956
Align Technology Inc.(a)	32,609	19,924,099
AmerisourceBergen Corp.	66,218	7,581,299
Amgen Inc.	260,288	63,445,200
Anthem Inc.	110,599	42,226,698
Baxter International Inc.	227,722	18,331,621
Becton Dickinson and Co.	131,387	31,952,005
Biogen Inc.(a)	68,416	23,690,408
Bio-Rad Laboratories Inc., Class A(a)	9,752	6,283,116
Boston Scientific Corp.(a)	641,497	27,430,412
Bristol-Myers Squibb Co.	1,012,016	67,622,909
Cardinal Health Inc.	133,649	7,630,021
Catalent Inc.(a)	76,861	8,310,211
Centene Corp.(a)	262,689	19,157,909
Cerner Corp.	137,026	10,709,952
Charles River Laboratories International Inc.(a)	22,505	8,325,050
Cigna Corp.	155,286	36,813,652
Cooper Companies Inc. (The)(c)	22,348	8,855,842
CVS Health Corp.	595,782	49,712,050
Danaher Corp.	287,274	77,092,851
DaVita Inc.(a)	32,651	3,932,160
DENTSPLY SIRONA Inc.	98,411	6,225,480
Dexcom Inc.(a)	43,412	18,536,924
Edwards Lifesciences Corp.(a)	282,131	29,220,308
Eli Lilly & Co.	360,206	82,674,481
Gilead Sciences Inc.	568,142	39,122,258
HCA Healthcare Inc.	119,279	24,659,740
Henry Schein Inc.(a)	64,143	4,758,769
Hologic Inc.(a)	116,693	7,785,757
Humana Inc.	58,105	25,724,246
IDEXX Laboratories Inc.(a)	38,697	24,439,090
Illumina Inc.(a)	66,019	31,240,851
Incyte Corp.(a)	84,975	7,148,947
Intuitive Surgical Inc.(a)	53,588	49,281,668
IQVIA Holdings Inc.(a)	86,654	20,997,997

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Johnson & Johnson	1,191,678	$196,317,034
Laboratory Corp. of America Holdings(a)	44,266	12,210,776
McKesson Corp.	71,661	13,704,450
Medtronic PLC	608,910	75,583,998
Merck & Co. Inc.	1,145,823	89,110,655
Mettler-Toledo International Inc.(a)	10,548	14,612,566
Organon & Co.(a)	113,677	3,439,866
PerkinElmer Inc.(c)	50,306	7,767,749
Perrigo Co. PLC	59,172	2,713,036
Pfizer Inc.	2,533,095	99,196,000
Quest Diagnostics Inc.	59,615	7,867,392
Regeneron Pharmaceuticals Inc.(a)	47,506	26,534,001
ResMed Inc.	65,766	16,212,634
Stryker Corp.	148,048	38,452,507
Teleflex Inc.	21,169	8,505,492
Thermo Fisher Scientific Inc.	177,868	89,729,070
UnitedHealth Group Inc.	426,987	170,982,674
Universal Health Services Inc., Class B	34,821	5,098,839
Vertex Pharmaceuticals Inc.(a)	117,282	23,647,570
Viatris Inc.	543,599	7,768,030
Waters Corp.(a)	28,178	9,738,599
West Pharmaceutical Services Inc.	33,591	12,062,528
Zimmer Biomet Holdings Inc.	93,918	15,103,893
Zoetis Inc.	214,798	40,029,755
		2,125,490,493

Total Common Stocks — 99.4%
(Cost: $2,290,486,701)		3,085,580,497

Preferred Stocks

Germany — 0.2%
Sartorius AG, Preference Shares, NVS	15,308	7,967,934

Total Preferred Stocks — 0.2%
(Cost: $5,483,862)		7,967,934
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	10,820,841	$10,827,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,154,000	4,154,000
		14,981,334

Total Short-Term Investments — 0.5%
(Cost: $14,981,334)		14,981,334

Total Investments in Securities — 100.1%
(Cost: $2,310,951,897)		3,108,529,765

Other Assets, Less Liabilities — (0.1)%		(4,352,773)

Net Assets — 100.0%		$3,104,176,992

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,610,638	$9,216,165	(a)	$—		$2,896	$(2,365)	$10,827,334	10,820,841	$2,932	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,014,000	—		(860,000	)(a)	—	—	4,154,000	4,154,000	120		—
						$2,896	$(2,365)	$14,981,334		$3,052		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2021

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Health Care E-Mini Index	80	09/17/21	$10,164	$160,332

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,141,232,058	$944,348,439	$—	$3,085,580,497
Preferred Stocks	—	7,967,934	—	7,967,934
Money Market Funds	14,981,334	—	—	14,981,334
	$2,156,213,392	$952,316,373	$—	$3,108,529,765
Derivative financial instruments(a)
Assets
Futures Contracts	$160,332	$—	$—	$160,332

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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